Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 418,507	$ 419,676
Accounts receivable, net	38,463	81,688
Investment tax credits receivable	131,220	168,963
Other tax credits	82,997	117,658
Prepaid expenses	25,595	12,819
Total Current Assets	696,782	800,804
Investments	117,109	114,200
Long term deposits
Intangible assets
Property and equipment, net	24,334	23,758
Total Assets	838,225	938,762
Current liabilities
Accounts payable	9,057	20,451
Accrued liabilities	19,041	19,125
Deferred revenue	60,224	92,770
Total current liabiliities	838,225	132,346
Deferred rent		8,173
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2018 and 2017.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at March 31, 2018 and 8,120,348 shares as at March 31, 2017.	19,491,842	19,491,757
Additional paid-in capital	2,962,105	2,961,848
Accumulated deficit	(21,325,620)	(21,282,718)
Accumulated other comprehensive income	(378,425)	(372,644)
Total shareholders' equity	749,902	793,243
Total liability and equity	$ 838,225	$ 938,762